Leases - Schedule of lease liability maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 2,301
2023	1,880
2024	1,168
2025	997
2026 and beyond	429
Total lease payments	6,775
Less: imputed interest	(783)
Total	5,992	$ 4,441
Finance Leases
2022	28
2023	11
2024	0
2025	0
2026 and beyond	0
Total lease payments	39
Less: imputed interest	(2)
Total	$ 37	$ 430